Document and Entity Information	0 Months Ended
Sep. 25, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 25, 2013
Registrant Name	ALGER INSTITUTIONAL FUNDS
Central Index Key	0000911415
Amendment Flag	false
Document Creation Date	Sep. 24, 2013
Document Effective Date	Sep. 25, 2013
Prospectus Date	Mar. 01, 2013
Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class C
Risk/Return:
Trading Symbol	ALCFX
Class A Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class A
Risk/Return:
Trading Symbol	ALAFX